SHAREHOLDERS EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 21, 2015	Dec. 31, 2015	Sep. 30, 2016	Feb. 18, 2016
Class of Stock [Line Items]
Shares repurchased (in shares)		900,000	2,800,000
Nordic American Tankers Limited [Member]
Class of Stock [Line Items]
Percentage of warrants vesting increments		20.00%
Percentages of increase in volume weighted average price		10.00%
Minimum business days required for exercise level of VWAP		10 days
VWAP minimum trading volume of exercise levels		$ 2.0
Warrant maturity date		Dec. 31, 2015
Shares repurchased (in shares)		900,000	1,200,000
Share repurchased program term	2 years
Nordic American Tankers Limited [Member] | Minimum [Member]
Class of Stock [Line Items]
Percentage of common shares increases		25.00%
Nordic American Tankers Limited [Member] | Maximum [Member]
Class of Stock [Line Items]
Percentage of common shares increases		65.00%
Stock repurchase program term (in shares)	2,500,000
Private Placement [Member]
Class of Stock [Line Items]
Shares repurchased (in shares)				1,600,000
Private Placement [Member] | Nordic American Tankers Limited [Member]
Class of Stock [Line Items]
Exercise price of warrants (in dollars per share)		$ 15.00
Private Placement [Member] | Nordic American Tankers Limited [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants exercisable (in shares)		833,333